Income Taxes - Narratives (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Income tax statutory rate (in percent)	21.00%	21.00%
Valuation allowance	$ 3,459,310		$ 2,463,599
VSee Lab, Inc
Income Taxes
Income tax statutory rate (in percent)			21.00%	21.00%
Operating loss carryforwards, period of expiration			20 years
Uncertain tax positions			$ 0	$ 0
Penalties and interest expense			0	$ 0
Valuation allowance			2,463,599
VSee Lab, Inc | California
Income Taxes
Operating loss carryforward not subject to expiration			8,800,000
Operating loss carryforward subject to expiration			$ 7,100,000